Significant Accounting Policies and Recent Accounting Pronouncements (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares
Provision for doubtful accounts	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life	5 years
Vessels dry-dock or special survey period within the remaining useful life	2 years 6 months
Depreciation method	straight-line
Scrap value per light weight ton			$ 685
Vessels useful life	35 years
Number of Reportable Segments	1
Amortization of contract fulfillment costs	$ 200,000
Dilutive securities outstanding | shares	0	0	0
Impairment charges	$ 0	$ 0	$ 0
Increase/decrease in net income	34,052,000	3,613,000	$ 3,613,000
Change in Accounting Estimate, Scrap value
Scrap value per light weight ton	500
Increase in depreciation	1,400,000
Increase/decrease in net income	$ 1,400,000	$ 300,000
Increase in loss per share | $ / shares	$ 0.04	$ 0.1
Change in Accounting Estimate, date	October 1, 2019